Average Annual Total Returns			12 Months Ended	38 Months Ended	60 Months Ended	83 Months Ended	89 Months Ended	120 Months Ended	133 Months Ended
		May 31, 2024	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023
Class A
Prospectus [Line Items]
Average Annual Return, Percent			3.41%		1.74%			2.71%	2.34%
Performance Inception Date		Dec. 14, 2012
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			1.97%		0.50%			1.40%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			1.98%		0.85%			1.52%
Class 529-A
Prospectus [Line Items]
Average Annual Return, Percent			3.67%		1.78%		1.14%
Performance Inception Date		Jul. 29, 2016
Class C
Prospectus [Line Items]
Average Annual Return, Percent			5.67%		1.78%		0.92%
Performance Inception Date		Jul. 29, 2016
Class 529-C
Prospectus [Line Items]
Average Annual Return, Percent			5.63%		1.73%		1.12%
Performance Inception Date		Jul. 29, 2016
Class 529-E
Prospectus [Line Items]
Average Annual Return, Percent			7.24%		2.31%		1.45%
Performance Inception Date		Jul. 29, 2016
Class F-1
Prospectus [Line Items]
Average Annual Return, Percent			7.47%		2.53%		1.65%
Performance Inception Date		Jul. 29, 2016
Class F-2
Prospectus [Line Items]
Average Annual Return, Percent			7.76%		2.81%		1.93%
Performance Inception Date		Jul. 29, 2016
Class F-3
Prospectus [Line Items]
Average Annual Return, Percent			7.88%		2.92%	2.60%
Performance Inception Date		Jan. 27, 2017
Class 529-F-1
Prospectus [Line Items]
Average Annual Return, Percent			7.70%		2.74%		1.87%
Performance Inception Date		Jul. 29, 2016
Class 529-F-2
Prospectus [Line Items]
Average Annual Return, Percent			7.77%	(2.70%)
Performance Inception Date		Oct. 30, 2020
Class 529-F-3
Prospectus [Line Items]
Average Annual Return, Percent			7.83%	(2.66%)
Performance Inception Date		Oct. 30, 2020
Class R-1
Prospectus [Line Items]
Average Annual Return, Percent			6.70%		1.83%		1.07%
Performance Inception Date		Jul. 29, 2016
Class R-2
Prospectus [Line Items]
Average Annual Return, Percent			6.72%		1.82%		1.00%
Performance Inception Date		Jul. 29, 2016
Class R-3
Prospectus [Line Items]
Average Annual Return, Percent			7.20%		2.26%		1.42%
Performance Inception Date		Jul. 29, 2016
Class R-4
Prospectus [Line Items]
Average Annual Return, Percent			7.51%		2.56%		1.70%
Performance Inception Date		Jul. 29, 2016
Class R-5
Prospectus [Line Items]
Average Annual Return, Percent			7.83%		2.86%		1.98%
Performance Inception Date		Jul. 29, 2016
Class R-6
Prospectus [Line Items]
Average Annual Return, Percent			7.88%		2.91%		2.01%
Performance Inception Date		Jul. 29, 2016
Class R-2E
Prospectus [Line Items]
Average Annual Return, Percent			7.03%		2.10%		1.37%
Performance Inception Date		Jul. 29, 2016
Class R-5E
Prospectus [Line Items]
Average Annual Return, Percent			7.72%		2.76%		1.91%
Performance Inception Date		Jul. 29, 2016
Bloomberg U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		5.53%		1.10%			1.81%	1.45%
Bloomberg U.S. Corporate Investment Grade Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		8.52%		2.63%			2.95%	2.54%

[1]	Effective July 24, 2024, the fund’s primary benchmark changed from the Bloomberg U.S. Corporate Investment Grade Index (“the Previous Primary Benchmark”) to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall securities markets, as required by the U.S. Securities and Exchange Commission (“SEC”). The Previous Primary Benchmark provides a means to compare the fund’s results to a benchmark that the investment adviser believes is more representative of the fund’s investment universe. There is no change in the fund’s investment strategies as a result of the benchmark change.